Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value - USD ($)	Oct. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value [Line Items]
Derivative liabilities
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value [Line Items]
Derivative liabilities
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value [Line Items]
Derivative liabilities	$ 86,884	$ 180,029